Share-based compensation - 2021 Incentive Plan - Narratives (Details) ¥ in Thousands, $ in Thousands					12 Months Ended
	Apr. 10, 2024 shares	Jun. 30, 2023 shares	Sep. 30, 2022 shares	Aug. 20, 2021 shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021	Dec. 31, 2024 USD ($)	Aug. 31, 2021 shares
Share-based compensation
Total compensation expenses | ¥					¥ 1,076,584		¥ 135,649	¥ 211,208
2021 Plan
Share-based compensation
Awards authorized											150,000,000
Total unrecognized compensation expenses					¥ 329,984					$ 45,208
Excepted to be recognized					2 years 2 months 12 days	2 years 2 months 12 days
Total compensation expenses					¥ 1,029,055	$ 140,980
Restricted Share Units | 2021 Plan
Share-based compensation
Vesting condition term					4 years	4 years	4 years	4 years	4 years
Granted					31,771,808	31,771,808	17,955,300	37,957,156
Restricted Share Units | Management, employees, and directors | 2021 Plan
Share-based compensation
Granted				37,936,800
Restricted Share Units | management and employees | 2021 Plan
Share-based compensation
Granted	29,519,364	16,599,500	32,472,920
Restricted Share Units | Employees of the Group's equity method investees | 2021 Plan
Share-based compensation
Granted	211,444	60,000	599,836	208,000
Restricted Share Units | Employees and management of Geely Auto, Geely Holding and related companies | 2021 Plan
Share-based compensation
Granted	2,041,000	1,295,800	4,884,400	18,415,600